Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year (a)	SCT Total Compensation for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average SCT Total Compensation for Non-PEO NEOs ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e)	Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)	Net Income ($ in millions) (h)	Enterprise Adjusted EBIT ($ in millions) (i)
2023	10,678,407	8,678,644	2,422,621	1,967,947	222.99	119.25	792.6	1,076.3
2022	9,947,560	(4,437,094)	1,920,110	(1,740,310)	258.84	119.13	540.2	1,021.3
2021	15,785,920	57,406,163	4,809,719	12,822,996	306.09	161.56	725.7	2,301.7
2020	10,079,870	20,796,543	2,725,275	4,370,754	149.58	136.78	312.9	1,396.5

Company Selected Measure Name	Enterprise adjusted EBIT
Named Executive Officers, Footnote	Reflects compensation amounts reported in the “Summary Compensation Table” (“SCT”) Total compensation for our Chief Executive Officer, Andrew Rees. Refer to “Compensation Tables—Summary Compensation Table” (above).Reflects the average of the SCT Total compensation paid to our Non-PEO NEOs, as shown in our “Summary Compensation Table.” The non-PEO NEOs included in each year are as follows:
•For 2020 and 2021, Anne Mehlman, Michelle Poole, Daniel Hart, and Elaine Boltz.
•For 2022, Anne Mehlman, Michelle Poole, Elaine Boltz, Richard Blackshaw, and Adam Michaels.
•For 2023, Anne Mehlman, Michelle Poole, Richard Blackshaw, and Adam Michaels.

Peer Group Issuers, Footnote	Represents the cumulative TSR of the Dow Jones U.S. Footwear Total Return Index (“Peer Group Cumulative TSR”), which is the published industry index used for purposes of Item 201(e) of Regulation S-K, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, for the years ended December 31, 2023, 2022, 2021, and 2020.
PEO Total Compensation Amount	$ 10,678,407	$ 9,947,560	$ 15,785,920	$ 10,079,870
PEO Actually Paid Compensation Amount	$ 8,678,644	(4,437,094)	57,406,163	20,796,543
Adjustment To PEO Compensation, Footnote	Compensation actually paid (“CAP”) to our PEO reflects the SCT Total Compensation amounts set forth in column (b), adjusted as set forth in the table below, as calculated in accordance with applicable SEC rules. The dollar amounts reflected as CAP in column (b) of the table above do not reflect the actual amount of compensation earned or paid to our PEO during the applicable year. For information regarding pay decisions made by our Compensation Committee related to our PEO’s compensation for each fiscal year, refer to the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above. In accordance with the requirements of Item 402(v), the following amounts were deducted from and added to Mr. Rees’ SCT total compensation for each fiscal year to determine CAP:

2023
SCT Total Compensation for PEO	$10,678,407
Less: Pension and Equity Values Reported in SCT for the Covered Year	(7,249,993)
Add: Year-End Fair Value of Equity Compensation Granted in the Covered Fiscal Year that were Unvested at End of Covered Fiscal Year	4,930,825
Adjust for: Change in Fair Value as of Vesting Date of any Awards Granted and Vested in the Same Year	—
Adjust for: Change in Fair Value of Outstanding Awards Made in Prior Fiscal Years that were Unvested at End of Covered Fiscal Year	(1,674,077)
Adjust for: Change in Fair Value of Awards Made in Prior Fiscal Years that Vested During Covered Fiscal Year	1,993,482
Compensation Actually Paid to PEO	$8,678,644

PSU grant date fair values are calculated using the stock price as of date of grant assuming target performance, and time-based RSU grant date fair values are calculated using the stock price as of the date of grant. The fair values of unvested and outstanding equity awards to our PEO for determining CAP were remeasured as of the end of each fiscal year, and as of each vesting date, as applicable, during the years displayed in the table above, calculated in accordance with applicable SEC rules.

Non-PEO NEO Average Total Compensation Amount	$ 2,422,621	1,920,110	4,809,719	2,725,275
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,967,947	(1,740,310)	12,822,996	4,370,754
Adjustment to Non-PEO NEO Compensation Footnote	CAP to our non-PEO NEOs reflects the Average SCT Total Compensation for non-PEO NEOs amounts set forth in column (d), adjusted as set forth in the table below, as calculated in accordance with applicable SEC rules. The dollar amounts represented in column (d) do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. For information regarding pay decisions made by our Compensation Committee related to our non-PEO NEOs’ compensation for each fiscal year, refer to the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above. In accordance with the requirements of Item 402(v), the following adjustments were made to average SCT total compensation for the non-PEO NEOs as a group for each year to determine the CAP:

2023
SCT Total Compensation for Non-PEO NEOs	$2,422,621
Less: Pension and Equity Values Reported in SCT for the Covered Year	(1,086,158)
Add: Year-End Fair Value of Equity Compensation Granted in the Covered Fiscal Year that were Unvested at End of Covered Fiscal Year	738,718
Adjust for: Change in Fair Value as of Vesting Date of any Awards Granted and Vested in the Same Year	—
Adjust for: Change in Fair Value of Outstanding Awards Made in Prior Fiscal Years that were Unvested at End of Covered Fiscal Year	(246,372)
Adjust for: Change in Fair Value of Awards Made in Prior Fiscal Years that Vested During Covered Fiscal Year	139,138
Adjust for: Awards Made in Prior Fiscal Years that were Forfeited During Covered Fiscal Year	—
Compensation Actually Paid to Non-PEO NEOs	$1,967,947

PSU grant date fair values are calculated using the stock price as of date of grant assuming target performance, and time-based RSU grant date fair values are calculated using the stock price as of the date of grant. The fair values of unvested and outstanding equity awards to our non-PEO NEOs for determining CAP were remeasured as of the end of each fiscal year, and as of each vesting date, as applicable, during the years displayed in the table above, calculated in accordance with applicable SEC rules.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measures
Enterprise Adjusted EBIT
Enterprise Adjusted Free Cash Flow
Revenue
Adjusted EBITDA Operating Margin
Corporate Responsibility and Sustainability Strategic Initiatives

Total Shareholder Return Amount	$ 222.99	258.84	306.09	149.58
Peer Group Total Shareholder Return Amount	119.25	119.13	161.56	136.78
Net Income (Loss)	$ 792,600,000	$ 540,200,000	$ 725,700,000	$ 312,900,000
Company Selected Measure Amount	1,076,300,000	1,021,300,000	2,301,700,000	1,396,500,000
PEO Name	Andrew Rees
Additional 402(v) Disclosure	Represents the cumulative total shareholder return (“TSR”) of Crocs, Inc. for the years ended December 31, 2023, 2022, 2021, and 2020. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (if any, and assuming dividend reinvestment, if applicable), and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. TSR is cumulative for the measurement periods beginning on December 31, 2019, and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.Reflects net income in the Company’s consolidated statements of operations in the Company’s Annual Reports on Form 10-K for the years ended December 31, 2023, 2022, 2021, and 2020.
Measure:: 1
Pay vs Performance Disclosure
Name	Enterprise Adjusted EBIT
Non-GAAP Measure Description	Company-selected performance measure is Enterprise adjusted EBIT, which is calculated by excluding interest expenses, tax expense, foreign currency changes and non-recurring entries from GAAP net income attributable to common stockholders, including distribution center costs such as expansion and duplicate rent costs primarily related to our distribution centers, costs pertaining to the relocation of our headquarters, including impairment of our former corporate headquarters and related long-lived assets as well as duplicate rent costs associated with our move to the new headquarters, HEYDUDE integration costs, and other costs.
Measure:: 2
Pay vs Performance Disclosure
Name	Enterprise Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA Operating Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Corporate Responsibility and Sustainability Strategic Initiatives
PEO | Pension And Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,249,993)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,930,825
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,674,077)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,993,482
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,086,158)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	738,718
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(246,372)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	139,138
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0